Shareholders' Equity (Details) - Schedule of stock option activity - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity (Details) - Schedule of stock option activity [Line Items]
Number of options Outstanding - beginning of year	246,874	320,875	314,125
Weighted-average exercise price Outstanding - beginning of year	$ 2.26	$ 2.59	$ 3.39
Number of options Granted	45,000	95,000	108,000
Weighted-average exercise price Granted	$ 2.55	$ 2.13	$ 2.39
Number of options Exercised	(84,618)	(125,195)
Weighted-average exercise price Exercised	$ 2.29	$ 2.52
Number of options Forfeited	(36,756)	(43,806)	(101,250)
Weighted-average exercise price Forfeited	$ 2.38	$ 3.65	$ 4.85
Number of options Outstanding - year end	170,500	246,874	320,875
Weighted-average exercise price Outstanding - year end	$ 2.30	$ 2.26	$ 2.59
Number of options Vested and expected to vest	95,834	148,498	167,874
Weighted-average exercise price Vested and expected to vest	$ 2.23	$ 2.41	$ 2.90
Number of options Exercisable at year end	48,834	79,372	157,874
Weighted-average exercise price Exercisable at year end	$ 2.26	$ 2.38	$ 2.89